Shareholders' equity - Earnings per share (Details)	3 Months Ended						6 Months Ended
	Jun. 30, 2023 $ / shares	Jun. 30, 2023 € / shares	Mar. 31, 2023 $ / shares	Mar. 31, 2023 € / shares	Jun. 30, 2022 $ / shares	Jun. 30, 2022 € / shares	Jun. 30, 2023 $ / shares	Jun. 30, 2022 $ / shares
Earnings per share in euros
Basic earnings per share (in dollars or Euros per share) | (per share)	$ 1.65	€ 1.51	$ 2.23	€ 2.08	$ 2.18	€ 2.03	$ 3.88	$ 4.04
Diluted earnings per share (in dollars or Euros per share) | (per share)	$ 1.64	€ 1.51	$ 2.21	€ 2.06	$ 2.16	€ 2.03	$ 3.86	$ 4.02